Acquisitions and disposals (Details 1) - ARS ($) $ in Millions			12 Months Ended
		Nov. 27, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Total		$ 7,266	$ 13,845
Gav - Yam [Member]
Disclosure of detailed information about business combination [line items]
Cash received				$ 14,261
Remediation of the fair value of the remaining interest				32,165
Total				46,426
Net assets disposed including goodwill				(28,128)
Gain from the sale of a subsidiary, net of taxes	[1]			$ 18,298
Shufersal Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Cash received					$ 14,275
Remediation of the fair value of the remaining interest					29,271
Total					43,546
Net assets disposed including goodwill					(18,902)
Gain from the sale of a subsidiary, net of taxes	[2]				$ 24,644

[1]	Said results are disclosed within discontinued operations, under the caption "other operating results, net"
[2]	Includes Ps. 5,856 as a result of the sale and Ps. 18,789 as a result of the re-measurement at the fair value of the new stake, both included in discontinued operations.